SHORT-TERM INVESTMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 CNY USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 USD USD ($)	Dec. 31, 2014 USD CNY	Dec. 31, 2013 USD CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2013 Hong Kong CNY	Dec. 31, 2014 Interest-bearing deposits
Short-term investments
Interest rates, minimum (as a percent)														1.50%
Interest rates, maximum (as a percent)														3.08%
Weighted-average remaining maturity														8 months 9 days
Interest income from short-term investments	$ 8,700	53,977	23,185	33,253
Short-term investments	$ 648,100	4,021,199	1,409,439		$ 6,487	40,249	$ 641,613	3,980,950	1,409,439	$ 648,100	4,021,199	1,195,393	214,046